EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 23 - EMPLOYEE BENEFITS

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Retirements payments	56,126	55,119
Resignation payments	8,802	10,124
Other obligations	17,437	35,844
Total liability for employee benefits	82,365	101,087

The movement in retirements and resignation payments and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	65,271	17,487	(4,536)	3,105	995	82,322
From January 1 to December 31, 2017	82,322	21,635	(5,399)	(2,763)	5,292	101,087
From January 1 to December 31, 2018	101,087	(7,384)	(6,018)	5,820	(11,140)	82,365

The principal assumptions used in the calculation to the provision in Chile are presented below:

	As of
	December 31,
Assumptions	2018	2017

Discount rate	4.27%	4.55%
Expected rate of salary increase	4.50%	4.50%
Rate of turnover	6.60%	6.98%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.70%	2.72%
Retirement age of women	60	60
Retirement age of men	65	65

The discount rate corresponds to the 20-year term rate of the BCP Central Bank of Chile Bonds. The RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile and for the determination of the inflation rates; the market performance curves of Central Bank of Chile papers of the BCUs have been used. BCP long term at the date of scope.

The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(6,538)	(5,795)
Change in the accrued liability an closing for decrease of 100 p.b.	4,918	6,617

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,750	6,412
Change in the accrued liability an closing for decrease of 100 p.b.	(6,547)	(5,750)

(b)	The liability for short-term:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	81,222	99,862

(*)	Accounts payables to employees (Note 20 letter b)

The participation in profits and bonuses correspond to an annual incentives plan for achievement of objectives.

(c)	Employment expenses are detailed below:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,481,357	1,604,552	1,549,402
Short-term employee benefits	132,394	145,245	132,436
Termination benefits	54,007	85,070	79,062
Other personnel expenses	152,211	188,767	190,233
Total	1,819,969	2,023,634	1,951,133